SCHEDULE OF DECOMMISSIONING LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024	$ 25,676	$ 23,507
Change in estimate (Note 8)	3,006	1,752
Reclamation work performed	(129)	(438)
Accretion (Note 17)	2,147	1,895
Foreign exchange gain	5,316	(1,040)
Balance, December 31, 2025	36,016	25,676
Less: current portion	(822)	(639)
Non-current portion	35,194	25,037
Bolivar [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024	3,666	3,105
Change in estimate (Note 8)	813	479
Reclamation work performed	(20)	(192)
Accretion (Note 17)	250	274
Foreign exchange gain	443
Balance, December 31, 2025	5,152	3,666
Less: current portion	(84)	(73)
Non-current portion	5,068	3,593
Porco [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024	6,256	5,296
Change in estimate (Note 8)	1,113	522
Reclamation work performed	(7)	(8)
Accretion (Note 17)	423	446
Foreign exchange gain	655
Balance, December 31, 2025	8,440	6,256
Less: current portion	(15)	(20)
Non-current portion	8,425	6,236
Caballo blanco group [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024	7,543	6,092
Change in estimate (Note 8)	570	1,105
Reclamation work performed	(72)	(83)
Accretion (Note 17)	698	429
Foreign exchange gain	2,445
Balance, December 31, 2025	11,184	7,543
Less: current portion	(650)	(476)
Non-current portion	10,534	7,067
San lucas group [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024	3,006	2,773
Change in estimate (Note 8)	399	92
Reclamation work performed	(30)	(81)
Accretion (Note 17)	286	222
Foreign exchange gain	1,104
Balance, December 31, 2025	4,765	3,006
Less: current portion	(73)	(70)
Non-current portion	4,692	2,936
Zimapan [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024	5,205	6,241
Change in estimate (Note 8)	111	(446)
Reclamation work performed		(74)
Accretion (Note 17)	490	524
Foreign exchange gain	669	(1,040)
Balance, December 31, 2025	6,475	5,205
Less: current portion
Non-current portion	$ 6,475	$ 5,205